United States
                       Securities and Exchange Commission
                             Washington, DC 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09098

                         AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                     4151 Amon Carter Boulevard, MD 2450
                           Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                         WILLIAM F. QUINN, PRESIDENT
                     4151 Amon Carter Boulevard, MD 2450
                           Fort Worth, Texas 76155
                   (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.


AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
-------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                     ---------      -----------
                                                                                       (dollars in thousands)
STOCKS - 91.76%
AUSTRALIA - 1.24%
AUSTRALIA PREFERRED STOCK - 0.15%
AMP Limited                                                                            555,210      $     3,287
                                                                                                    -----------
       TOTAL AUSTRALIA PREFERRED STOCK                                                                    3,287
                                                                                                    -----------

AUSTRALIA COMMON STOCK - 1.09%
Alumina Limited                                                                        926,340            4,397
Commonwealth Bank of Australia                                                         204,190            5,306
Macquarie Airports Management Limited +                                                901,717            2,419
Macquarie Infrastructure Group +                                                       122,626              362
National Australia Bank                                                                335,630            7,713
The News Corporation Limited +                                                         189,580            3,223
                                                                                                    -----------
     TOTAL AUSTRALIA COMMON STOCK                                                                        23,420
                                                                                                    -----------
   TOTAL AUSTRALIA                                                                                       26,707
                                                                                                    -----------

CANADA COMMON STOCK - 1.69%
Alcan, Incorporated                                                                    113,581            4,529
BCE, Incorporated                                                                      299,790            7,147
Celestica, Incorporated +                                                              741,600            9,650
Husky Energy, Incorporated                                                             155,060            4,175
Manulife Financial Corporation                                                         234,865           10,328
Novelis, Incorporated +                                                                 22,716              507
                                                                                                    -----------
   TOTAL CANADA COMMON STOCK                                                                             36,336
                                                                                                    -----------

DENMARK COMMON STOCK - 0.08%
Vestas Wind Systems +                                                                  147,226            1,768
                                                                                                    -----------
   TOTAL DENMARK COMMON STOCK                                                                             1,768
                                                                                                    -----------

FINLAND COMMON STOCK - 1.58%
KCI Konecranes Oyj                                                                     105,880            4,748
M-real Oyj                                                                             432,830            2,342
Nokia Oyj                                                                              220,100            3,365
Stora Enso Oyj                                                                         754,600           10,872
UPM-Kymmene Oyj                                                                        593,210           12,551
                                                                                                    -----------
   TOTAL FINLAND COMMON STOCK                                                                            33,878
                                                                                                    -----------

FRANCE COMMON STOCK - 9.45%
Accor S.A.                                                                             103,460            4,529
AXA                                                                                    747,905           18,162
BNP Paribas S.A.                                                                       131,268            9,479
Carrefour S.A.                                                                         263,440           13,566
Compagnie Generale des Etablissements Michelin                                          97,210            6,292
Credit Agricole S.A.                                                                   368,654           10,991
France Telecom S.A. +                                                                  463,260           14,550
Lagardere S.C.A.                                                                        84,200            6,346
Sanofi-Synthelabo                                                                      618,137           46,073
Schneider Electric S.A.                                                                141,000           10,776
Suez S.A.                                                                              244,630            6,586
Thomson S.A.                                                                           152,700            3,878
Total S.A.                                                                             165,959           35,643
Vinci S.A.                                                                             112,520           16,137
                                                                                                    -----------
   TOTAL FRANCE COMMON STOCK                                                                            203,008
                                                                                                    -----------

GERMANY - 8.05%
GERMANY PREFERRED STOCK - 2.50%
Commerzbank AG +                                                                       134,900            2,871
Depfa Bank plc +                                                                       541,037            9,548
Deutsche Telekom +                                                                     747,000           16,151
Fresenius Medical Care AG                                                              114,723            6,664
Heidelberger Druck +                                                                    80,600            2,738
Karstadt Quelle AG                                                                     382,434            3,606
Lanxess AG +                                                                            15,750              305

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
-------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                     ---------      -----------
                                                                                       (dollars in thousands)
Schering AG                                                                            175,800           11,897
                                                                                                    -----------
       TOTAL GERMANY PREFERRED STOCK                                                                     53,780
                                                                                                    -----------

GERMANY COMMON STOCK - 5.55%
BASF AG +                                                                               79,020            5,399
Bayer AG                                                                               157,500            5,145
Celesio AG                                                                             135,245           10,495
Deutsche Post AG                                                                       974,103           22,704
E.ON AG +                                                                              282,340           25,301
Merck KGaA                                                                              88,460            5,871
Muenchener Rueckversicherung-Gesellschaft AG +                                          22,397            2,563
Porsche AG                                                                               8,068            5,258
Siemens AG                                                                             156,300           12,404
Volkswagen AG                                                                          502,890           24,137
                                                                                                    -----------
       TOTAL GERMANY COMMON STOCK                                                                       119,277
                                                                                                    -----------
   TOTAL GERMANY                                                                                        173,057
                                                                                                    -----------

HONG KONG COMMON STOCK - 1.83%
Cheung Kong Holdings Limited                                                           584,000            5,360
China Netcom Group +                                                                 3,524,000            5,068
Henderson Land Development Company Limited                                           1,990,000            9,429
Hutchison Whampoa Limited                                                              195,000            1,777
PetroChina Company Limited                                                          18,422,000           10,322
Swire Pacific Limited +                                                                937,500            7,362
                                                                                                    -----------
   TOTAL HONG KONG COMMON STOCK                                                                          39,318
                                                                                                    -----------

IRELAND COMMON STOCK - 1.90%
Allied Irish Banks plc                                                                 568,541           11,279
Bank of Ireland                                                                        910,300           14,427
CRH plc                                                                                573,695           15,171
                                                                                                    -----------
   TOTAL IRELAND COMMON STOCK                                                                            40,877
                                                                                                    -----------

ITALY COMMON STOCK - 3.05%
Enel S.p.A. +                                                                        1,588,260           14,927
Eni S.p.A.                                                                             912,857           22,227
Finmeccanica S.p.A.                                                                  5,558,000            5,199
Riunione Adriatica di Sicurta S.p.A.                                                   211,223            4,769
SanPaolo IMI S.p.A.                                                                    191,700            2,675
Telecom Italia S.p.A.                                                                1,363,949            5,408
T.E.R.N.A. +                                                                         1,283,500            3,543
UniCredito Italiano S.p.A.                                                           1,216,000            6,691
                                                                                                    -----------
       TOTAL ITALY COMMON STOCK                                                                          65,439
                                                                                                    -----------

JAPAN COMMON STOCK - 14.1%
Aiful Corporation                                                                       48,250            5,466
Acom Company Limited                                                                   167,180           11,756
Alps Electric Company Limited                                                          298,000            4,068
Canon, Incorporated                                                                    183,200            9,522
Credit Saison Company Limited                                                          111,900            3,790
DENSO Corporation                                                                      105,500            2,732
East Japan Railway Company                                                               1,744            9,398
FANUC Limited                                                                          143,000            9,626
Fujitsu Limited                                                                      1,162,000            6,766
Hitachi Limited +                                                                      574,000            3,833
Honda Motor Company Limited                                                            333,700           17,509
Kao Corporation                                                                        146,000            3,399
KDDI Corporation                                                                           932            4,749
Komatsu Limited                                                                        590,209            4,373
Konica Corporation                                                                     763,840            9,589
Kuraray Company Limited                                                                314,500            2,891
Minebea Company Limited                                                              1,129,000            4,919
Mitsubishi Estate Company Limited                                                      716,000            9,022
Murata Manufacturing Company Limited                                                   260,700           13,576
NEC Corporation                                                                        409,000            2,337
NEC Electronics Corporation                                                            103,200            5,211

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
-------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                     ---------      -----------
                                                                                       (dollars in thousands)
Nintendo Company Limited                                                                44,700            5,055
Nippon Express Company                                                               1,194,500            5,834
Nippon Telegraph & Telephone Corporation +                                               1,224            5,149
Nissan Motor Company Limited                                                         1,151,700           12,235
Nomura Holdings, Incorporated                                                        1,263,000           16,712
NTT DoCoMo, Incorporated                                                                 3,725            6,482
Promise Company Limited                                                                191,750           13,460
Sekisui House Limited /\                                                               381,000            4,416
Seiko Epson Corporation                                                                134,900            5,593
Shin-Etsu Chemical Company Limited                                                     358,700           14,172
Sompo Japan Insurance, Incorporated                                                    529,000            5,194
Sony Corporation                                                                       146,500            5,426
Sumitomo Chemical Company Limited                                                    1,147,000            5,941
Sumitomo Trust and Banking Company Limited                                             863,000            5,843
Takeda Chemical Industries Limited                                                     264,900           12,591
Takefuji Corporation                                                                   275,450           19,315
Tokyo Gas Company Limited                                                            2,408,000            9,940
Yamanouchi Pharmaceutical Company Limited                                              139,700            5,070
                                                                                                    -----------
   TOTAL JAPAN COMMON STOCK                                                                             302,960
                                                                                                    -----------

MEXICO COMMON STOCK - 0.19%
Telefonos de Mexico, S.A. de C.V., ADR                                                 111,700            4,161
                                                                                                    -----------
   TOTAL MEXICO COMMON STOCK                                                                              4,161
                                                                                                    -----------

NETHERLANDS COMMON STOCK - 6.56%
ABN AMRO Holding N.V.                                                                  358,336            9,702
CNH Global N.V.                                                                         40,980              760
Fortis Bank N.V. +                                                                     159,200            4,295
Heineken N.V.                                                                          193,915            6,640
IHC Caland N.V.                                                                         64,180            4,050
ING Groep N.V.                                                                         822,724           23,739
Koninklijke (Royal) Philips Electronics N.V.                                         1,389,908           36,243
Reed Elsevier N.V.                                                                     194,820            2,630
Royal Dutch Petroleum Company +                                                        447,290           25,987
TPG N.V. +                                                                             525,951           14,430
Unilever N.V.                                                                           48,830            3,182
Vedior N.V.                                                                            294,104            5,220
Wolters Kluwer N.V.                                                                    217,200            3,917
                                                                                                    -----------
   TOTAL NETHERLANDS COMMON STOCK                                                                       140,795
                                                                                                    -----------

NEW ZEALAND COMMON STOCK - 0.65%
Carter Holt Harvey Limited                                                           1,750,417            2,711
Telecom Corporation of New Zealand Limited                                           2,537,881           11,117
                                                                                                    -----------
   TOTAL NEW ZEALAND COMMON STOCK                                                                        13,828
                                                                                                    -----------

NORWAY COMMON STOCK - 1.15%
DnB NOR ASA                                                                            382,600            3,504
Frontline Limited +                                                                      5,900              294
Norsk Hydro ASA                                                                         50,830            3,879
Statoil ASA                                                                            449,900            6,889
Telenor ASA                                                                          1,092,310           10,045
                                                                                                    -----------
   TOTAL NORWAY COMMON STOCK                                                                             24,611
                                                                                                    -----------

PORTUGAL COMMON STOCK - 0.96%
Portugal Telecom, SGPS, S.A.                                                         1,665,443           20,607
                                                                                                    -----------
   TOTAL PORTUGAL COMMON STOCK                                                                           20,607
                                                                                                    -----------

SINGAPORE COMMON STOCK - 1.57%
Creative Technology Limited                                                            659,320            8,969
Development Bank of Singapore Group Holdings Limited                                 1,020,795            9,857
Oversea-Chinese Banking Corporation Limited                                          1,106,650            9,269
United Overseas Bank Limited                                                           659,000            5,600
                                                                                                    -----------
   TOTAL SINGAPORE COMMON STOCK                                                                          33,695
                                                                                                    -----------

SOUTH KOREA COMMON STOCK - 0.64%

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
-------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                     ---------      -----------
                                                                                       (dollars in thousands)
Kookmin Bank, ADR, +                                                                   140,510            6,098
Korea Electric Power Corporation                                                        86,860            2,356
LG Electronics, Incorporated                                                            76,760            5,296
                                                                                                    -----------
   TOTAL SOUTH KOREA COMMON STOCK                                                                        13,750
                                                                                                    -----------

SPAIN COMMON STOCK - 3.97%
Altadis S.A.                                                                           204,780            8,940
Amadeus Global Travel Distribution                                                     796,234            7,506
Banco Popular Espanol S.A.                                                              99,140            6,580
Banco Santander Central Hispano SA                                                     583,044            6,914
Enagas S.A.                                                                            695,993           11,268
Endesa S.A. +                                                                          187,000            4,259
Iberdrola S.A.                                                                         236,477            5,860
Repsol YPF S.A. +                                                                      267,740            6,844
Telefonica S.A. +                                                                    1,481,192           26,979
                                                                                                    -----------
   TOTAL SPAIN COMMON STOCK                                                                              85,150
                                                                                                    -----------

SWEDEN COMMON STOCK - 2.17%
Atlas Copco AB                                                                         154,260            7,189
Autoliv, Incorporated +                                                                147,500            6,905
Electrolux AB                                                                          212,450            4,523
ForeningsSparbanken AB                                                                 136,170            3,176
Nordea AB +                                                                            604,280            5,590
Securitas AB                                                                           293,980            4,641
Stora Enso Oyj, Series A                                                                66,662              957
Stora Enso Oyj, Series R                                                               209,182            3,009
TDC A/S +                                                                              109,240            4,533
Volvo AB                                                                               148,990            6,047
                                                                                                    -----------
   TOTAL SWEDEN COMMON STOCK                                                                             46,570
                                                                                                    -----------

SWITZERLAND COMMON STOCK - 6.07%
Adecco SA                                                                              135,420            7,059
Compagnie Financiere Richemont AG +                                                    191,300            5,979
Credit Suisse Group +                                                                  572,278           23,081
Geberit AG                                                                               8,283            6,165
Julius Baer Holding Limited                                                              5,800            2,029
Lonza Group AG                                                                         152,913            9,404
Nestle SA +                                                                             86,050           22,553
Novartis AG /\                                                                         185,872            8,899
SIG Holding AG                                                                           3,185              777
Swiss Reinsurance                                                                      297,020           20,274
Syngenta AG +                                                                           70,009            7,525
UBS AG                                                                                  64,080            5,191
Zurich Financial Services AG +                                                          68,889           11,478
                                                                                                    -----------
   TOTAL SWITZERLAND COMMON STOCK                                                                       130,414
                                                                                                    -----------

UNITED KINGDOM COMMON STOCK - 24.86%
Alliance Unichem plc                                                                   385,550            5,449
AMVESCAP plc                                                                           353,530            2,331
Anglo American plc                                                                      95,400            2,215
Aviva plc                                                                              878,240           10,508
BAA plc                                                                                924,307           10,866
BAE Systems plc +                                                                    5,298,547           24,472
Barclays plc                                                                         1,461,500           16,032
Barratt Development plc                                                                355,600            4,073
BHP Billiton plc                                                                       761,159            9,425
BOC Group                                                                              487,200            9,004
BP plc                                                                               1,695,430           16,810
Brambles Industries plc                                                                700,641            3,619
British American Tobacco Industries plc                                                700,293           12,127
British Sky Broadcasting Group plc                                                     508,800            5,418
BT Group plc +                                                                       2,452,479            9,633
Cadbury Schweppes plc                                                                1,481,350           13,273
Centrica plc +                                                                       1,861,200            8,177
Cobham plc                                                                              41,060            1,033

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2005
-------------------------------------------------------------------------------

                                                                                      Shares           Value
                                                                                     ---------      -----------
                                                                                       (dollars in thousands)
Compass Group plc                                                                    1,302,770            5,919
Diageo plc                                                                           1,938,020           26,415
GKN plc                                                                              1,077,700            4,941
GlaxoSmithKline plc +                                                                1,945,633           43,203
Hanson plc                                                                             922,955            8,611
HSBC Holdings plc                                                                    1,178,865           19,560
Imperial Tobacco Group plc                                                             344,340            9,030
Kesa Electricals plc                                                                   507,200            3,053
Kidde plc                                                                            1,846,650            5,734
Kingfisher plc                                                                       1,672,439            9,610
Lloyds TSB Group plc                                                                 1,662,244           15,542
Marks and Spencer Group plc +                                                        1,358,500            9,228
National Grid Transco plc                                                              529,870            5,162
Pearson plc                                                                            398,540            4,626
Prudential plc                                                                       1,368,450           11,858
Reed Elsevier plc +                                                                    863,360            7,837
Rentokil Initial plc                                                                 3,296,460            9,444
Reuters Group plc +                                                                  1,265,558            9,506
Rio Tinto plc                                                                           60,744            1,898
Rolls-Royce plc                                                                      1,062,190            5,217
Royal Bank of Scotland Group plc                                                     1,248,058           41,343
J. Sainsbury plc +                                                                     910,259            4,855
Shell Transport & Trading Company plc                                                3,228,901           28,202
Shire Pharmaceuticals Group plc                                                        355,980            4,153
Smiths Group plc                                                                       390,840            6,188
Standard Chartered plc                                                                 173,680            3,191
TI Automotive *                                                                        681,500                -
Unilever plc                                                                         3,408,714           32,354
Vodafone Group plc                                                                   7,297,872           18,893
Wolseley plc                                                                           366,925            7,607
Yell Group plc                                                                         724,190            6,235
                                                                                                    -----------
   TOTAL UNITED KINGDOM COMMON STOCK                                                                    533,880
                                                                                                    -----------
   TOTAL STOCKS                                                                                       1,970,809
                                                                                                    -----------

SHORT TERM INVESTMENTS - 9.15%
American AAdvantage Money Market Select Fund (Note A)                              196,575,936          196,576
                                                                                                    -----------
     TOTAL SHORT TERM INVESTMENTS                                                                       196,576
                                                                                                    -----------

TOTAL INVESTMENTS - 100.91%  (COST $1,737,199) (NOTE B)                                               2,167,385
                                                                                                    -----------

LIABILITIES, NET OF OTHER ASSETS - (0.91%)                                                              (19,497)
                                                                                                    -----------

TOTAL NET ASSETS - 100%                                                                             $ 2,147,888
                                                                                                    ===========

(A) The money market fund and the Fund are affiliated by having the same investment advisor.

(B) At January 31, 2005 the aggregate cost of securities for federal income tax purposes is $1,752,889 and the net unrealized appreciation of investments based on that cost is $414,496 which is comprised of $435,423 aggregate gross unrealized appreciation and $20,927 aggregate gross unrealized depreciation.

* - Valued at fair value pursuant to procedures approved by the Board of Trustees.

/\-  All or a portion of the security is on loan at January 31, 2005.

+ -  Non-income producing security.

AMR INVESTMENT SERVICES TRUST INTERNATIONAL EQUITY PORTFOLIO
INTERNATIONAL EQUITY INDUSTRY DIVERSIFICATION
January 31, 2005

                                                        PERCENT OF NET ASSETS
                                                        ---------------------
Consumer Discretionary                                       11.65%
Consumer Staples                                              7.28%
Energy                                                        7.49%
Financials                                                   23.84%
Health Care                                                   7.47%
Industrials                                                  11.69%
Information Technology                                        3.39%
Materials                                                     6.47%
Short-Term Investments                                        9.15%
Telecommunication Services                                    7.95%
Utilities                                                     4.53%
Other Liabilities                                            -0.91%
                                                            ------
                                                            100.00%
                                                            ======

Schedule of Futures Contracts
(dollars in $000's)
                                                                     Unrealized
                                                        Market      Appreciation/
                          Expiration     Contracts       Value      Depreciation
                          ----------     ---------    ----------    ------------
France CAC 40 Index       March 2005     354          $ 18,105      $  514
Germany DAX Index         March 2005     95           $ 13,223      $   77
UK FTSE 100 Index         March 2005     534          $ 48,606      $  723
Hang Seng Index           February 2005  36           $  3,163      $   75
Italy MIB 30 Index        March 2005     39           $  7,990      $  212
Tokyo FE TOPIX Index      March 2005     378          $ 41,708      $1,179
Spain IBEX 35 Index       February 2005  65           $  7,813      $   95
Sweden OMX Index          February 2005  444          $  4,714      $   83
Canada S&PCDA 60 Index    March 2005     153          $ 12,504      $  100
Australia SPI Index       March 2005     126          $  9,972      $  281
Netherlands 200 AEX Index February 2005  99           $  9,297      $  129
                                                     ---------------------------
Total                                                 $177,095      $3,468
                                                     ===========================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MASTER TRUST

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: April 1, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: April 1, 2005
      -------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: April 1, 2005
      -------------